Contract Assets - Summary of Contract Assets (Detail) ₺ in Thousands	Dec. 31, 2018 TRY (₺)
Disclosure of contract assets [line items]
Contract assets	₺ 711,928
Non current contract assets	3,513
Contract assets [member]
Disclosure of contract assets [line items]
Contract assets	711,928
Non current contract assets	₺ 3,513